STATEMENT OF CASH FLOWS	3 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (5,894)
Changes in current assets and current liabilities:
Net cash used in operating activities	(5,894)
Cash Flows from Financing Activities:
Proceeds from sale of Class B ordinary shares to Sponsor	25,000
Proceeds from issuance of promissory note to related party	75,000
Payment of deferred offering costs	(21,556)
Net cash provided by financing activities	78,444
Net Change in Cash	72,550
Cash - Ending of period	72,550
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs and expenses	$ 180,000